INVENTORIES - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Tsunami USD ($)	Mar. 31, 2011 Tsunami JPY (¥)
Schedule of Inventory [Line Items]
Inventory write-downs	$ 23,927	¥ 1,962,000	¥ 709,000	¥ 195,000	$ 36	¥ 3,000